UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2018 to December 31, 2018.
Date of Report (Date of earliest event reported):  February 13, 2019

Commission File Number of securitizer:  025-03180

Central Index Key Number of securitizer:  0001697773

Tim O’Brien
c/o Pine River Capital Management L.P.
601 Carlson Parkway, 7th Floor
Minnetonka, MN 55305
(612) 238-3300
____________________________________________________________________________________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  __________

____________________________________________________________________________________________________________________________________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  __________

Central Index Key Number of underwriter (if applicable):  __________

____________________________________________________________________________________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated:  February 13, 2019
MARKETPLACE INVESTING AGGREGATION TRUST CB 2016-1
(Securitizer)
By:  Pine River Special Opportunities Operating Master Fund  LLC, its administrator
By:  Pine River Capital Management L.P.,
 its manager
By:   /s/ Tim O’Brien
Name:	Tim O’Brien
Title:	General Counsel and Co-Chief Operating Officer